SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation
The accompanying condensed consolidated financial information has been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Accordingly, certain information and note disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. However, we believe that the disclosures included in these financial statements are adequate to make the information presented not misleading. The unaudited condensed consolidated financial statements included in this document have been prepared on the same basis as the annual consolidated financial statements, and in our opinion reflect all adjustments, which include normal recurring adjustments necessary for a fair presentation in accordance with GAAP for interim financial information. The results for the six months ended June 30, 2014 are not necessarily indicative of the results that we will have for any subsequent period. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the notes thereto for the year ended December 31, 2013 included in our Annual Report on Form 20-F.

Consolidation, Policy [Policy Text Block]
Basis of Consolidation
The consolidated financial statements include the accounts of Dehaier, and its majority-owned and wholly-owned subsidiaries (collectively, the “Company”). All significant inter-company transactions and balances are eliminated in consolidation.

A group of shareholders, including the Chief Executive Officer, originally held more than 50% of the voting ownership interest of Dehaier, BDL and BTL. BTL owns a building which is pledged as collateral for BDL’s bank loans. In exchange, BDL loans money to BTL to finance its operations. BTL’s primary operation is to provide repairs and transportation services to BDL’s customers. Because of these arrangements, BDL is the primary beneficiary of BTL, as the entity that is most closely associated with BTL. BTL is considered a variable interest entity(“VIE”) of BDL. Management makes ongoing reassessments of whether BDL is the primary beneficiary of BTL.

The accounts of BTL are consolidated in the accompanying financial statements pursuant to Accounting Standards Codification (“ASC”) 810-10, “Consolidation”. As a VIE, BTL’s revenues are included in the Company’s service income, and its income from operations is consolidated with the Company’s. Because of the arrangements, the Company had a pecuniary interest in BTL that requires consolidation of the Company’s and BTL’s financial statements.

On December 13, 2013, an additional capital of RMB2,000,000 (approximately $327,400) was contributed to BTL by its shareholders.

The carrying amount and classification of BTL’s assets and liabilities included in the Consolidated Balance Sheets are as follows:

	June 30,	December 31,
	2014	2013
	US$	US$
Total current assets	768,988	674,281
Total assets	1,833,983	1,825,543
Total current liabilities	66,865	5,270
Total liabilities	66,865	5,270

Use of Estimates, Policy [Policy Text Block]
Use of Estimates
The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Company’s consolidated financial statements include revenue recognition, allowance for doubtful accounts, warranty obligation, warrants liability, stock-based compensation and useful lives of intangible assets, and property and equipment. Actual results could differ from those estimates.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments
The carrying amounts reported in the consolidated financial statements for current assets and current liabilities approximate fair value due to the short-term nature of these financial instruments.

The Company follows the provisions of ASC topic 815, “Derivatives and Hedging”. ASC topic 815 provides a framework for determining whether an instrument is indexed to an entity's own stock. Warrants are indexed to the Company's stock, which is traded in US dollars. Since the Company's functional currency is the RMB, such warrants are considered liabilities. The fair value of the warrants liability is measured each reporting period with the resulting change in fair value recorded in the consolidated statements of income and comprehensive income.

The accounting standards regarding fair value of financial instruments and related fair value measurements define fair value, and establish a three-level valuation hierarchy for disclosures of fair value.

The three levels are defined as follows:

⋅	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

⋅
Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

⋅	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The fair value of the warrants liability was determined using the Black Scholes Model, with level 2 inputs(see Note 12).

Compensation Related Costs, Policy [Policy Text Block]
Stock-based compensation
The Company records stock-based compensation expense at fair value on the grant date and recognizes the expense over the employee’s requisite service period. The Company’s expected volatility assumption is based on the historical volatility of Company’s stock or the expected volatility of similar entities. The expected life assumption is primarily based on historical exercise patterns and employee post-vesting termination behavior. The risk-free interest rate for the expected term of the option is based on the U.S. termination behavior. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend is based on the Company’s current and expected dividend policy.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition
The Company recognizes revenues when all the followings conditions have been satisfied:
Persuasive evidence of an arrangement exists;
Delivery and/or installation has occurred (e.g., risks and rewards of ownership have passed);
The sales price is fixed or determinable; and,
Collectibility is reasonably assured.

All revenues are based on firm customer orders with fixed terms and conditions. Because the products are assembled to the customers’ specification, there is no right of return. The Company does not provide its customers with price protection or cash rebates. For products that include software, the software is an off-the-shelf package and an integral part of the products being delivered. The Company does not provide any significant post-sale customer support services and does not provide customers with upgrades. The software is incidental to the product as a whole. For products that do not require installation, revenues are recognized when the products are delivered. For products that require installation, revenues are recognized when the installation is completed.

For all service income, the Company recognizes the revenue upon the completion of the repairs when the equipment has been returned to and accepted by the customers.

In the PRC, value added tax (VAT) of 17% of the invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Company; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the authorities.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation

The accounts of Dehaier, BDL, BTL and Breathcare are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The accompanying consolidated financial statements are presented in US dollars. Foreign currency transactions are translated into US dollars using fixed exchange rates in effect at the time of the transaction. Generally, foreign exchange gains and losses resulting from the settlement of such transactions are recognized in the consolidated statements of income and comprehensive income. The foreign currency accounts of BDL and BTL are translated in accordance with ASC 830-10, “Foreign Currency Matters”. Assets and liabilities are translated at applicable exchange rates quoted by the People’s Bank of China at the balance sheet dates and revenues and expenses are translated at average exchange rates in effect during the periods. Because cash flows are translated based on the average translating rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessary agree with changes in the corresponding balances on the balance sheets. Equity is translated at the historical rate of exchange at the date of capital contribution. Resulting translation adjustments are recorded as other comprehensive income (loss) and accumulated as a separate component of equity.

Earnings Per Share, Policy [Policy Text Block]
Earnings per Share

The Company follows the provisions of ASC 260-10, “Earnings per Share”. Basic earnings per share is computed by dividing net income attributable to holders of common shares by the weighted average number of common shares outstanding during the years. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Common stock equivalents having an anti-dilutive effect on earnings per share are excluded from the calculation of diluted earnings per share.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC 740-10, “Accounting for Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year; and, (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if, based on the weight of available positive and negative evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company recorded a deferred tax asset for the temporary differences arising from allowance for doubtful accounts and certain accrued expenses. The Company believes it can utilize the deferred tax asset to offset future taxable income. Therefore, no valuation allowance has been provided as of June 30, 2014 and December 31, 2013.

The Company recognizes tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Standards

In April 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. The amendments in the ASU are effective in the first quarter of 2015 for public organizations with calendar year ends. Early adoption is permitted. The Company has adopted this guidance when accounting for the property and equipment to be disposed of related to its manufacturing service segment, as such disposal would not represent a strategic shift in the Company’s operations or a significant impact on the Company’s financial position and results of operations. See note 6 for impairment charges related to the property and equipment to be disposed of .

In May 2014, the FASB issued ASU No. 2014-09, Revenue from contracts with Customers: Topic 606. This Update affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets, unless those contracts are within the scope of other standards. The guidance in this Update supersedes the revenue recognition requirements in Topic 605, Revenue Recognition and most industry-specific guidance. The core principle of the guidance is that an entity should recognize revenue to illustrate the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new guidance also includes a cohesive set of disclosure requirements that will provide users of financial statements with comprehensive information about the nature, amount, timing, and uncertainty of revenue and cash flows arising from a reporting organization’s contracts with customers. This ASU is effective retrospectively for fiscal years, and interim periods within those years beginning after December 15, 2016 for public companies and 2017 for non-public entities. Management is evaluating the effect, if any, on the Company’s financial position and results of operations.

In June, 2014, the FASB issued ASU No. 2014-12, Compensation—Stock Compensation (Topic 718) Accounting for Share-based payments when Terms of an award Provide That a Performance Target Could be Achieved after the Requisite Service Period. The Amendments in ASU 2014-12 requisite service period be treated as performance condition. ASU 2014-12 is effective for interim and annual reporting periods beginning after December 15, 2015, with early adoption permitted. Management is evaluating the effect, if any, on the Company’s financial position and results of operations.